Schedule of movements in the allowance for doubtful accounts (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Balance at April 1,	$ 2,745	$ 5,426
Bad debt provision	5,225	4,202
Write-offs	(3,542)	(6,131)
Foreign currency translation differences	(95)	(752)
Balance at March 31,	$ 4,333	$ 2,745